Average Annual Total Returns - U.S. Small Cap Equity Fund	May 01, 2021	Apr. 30, 2021
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year		19.96%
5 Years		13.26%
10 Years		11.20%
USSmallCapEquityLinkedBenchmarkreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year		19.96%
5 Years		13.26%
10 Years		11.40%
U.S. Small Cap Equity Fund
Average Annual Return:
1 Year	12.70%
5 Years	10.84%
10 Years	9.37%